THE DUNHAM FUNDS

Dunham Appreciation & Income Fund

Class A (DAAIX)

Class C (DCAIX)

Class N (DNAIX)

Incorporated herein by reference is the definitive version of the supplement for Dunham Appreciation & Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 25, 2014 (SEC Accession No. 0000910472-14-004315).